SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of agreements with officers to issue the shares	The Company has entered into agreements with officers, to issue the following shares:

	Number of shares to be issued
	2022	2023	Total
Officers	200,000	150,000	350,000

Summary of share-based payments

For the year ended November 30, the Company recorded the following share-based payments:

	2021	2020
Legacy stock options	1,506	6,316
LTIP stock options	1,088	917
LTIP RSUs and DSUs	1,383	1,066
Obligation to issue shares	656	1,478
	4,633	9,777

Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of other equity instrument activity

The following table summarizes warrant activity during the year ended November 30, 2021 and 2020:

	Number	Weighted Average
	of Warrants	Exercise Price
		$
Balance, outstanding November 30, 2019	8,988,810	11.73
Issued	87,712	12.00
Exercised	(175,424)	8.85
Balance, outstanding November 30, 2020	8,901,098	11.79
Issued	16,652,150	9.66
Exercised	(6,000)	9.65
Expired	(7,901,098)	11.88
Balance, outstanding November 30, 2021	17,646,150	9.75

Summary of other equity instrument outstanding and exercisable

18. SHARE CAPITAL AND RESERVES – continued

The following table summarizes the warrants outstanding as at November 30, 2021:

Warrants	Warrants
Outstanding	Exercisable	Exercise price	Expiry date
		$
400,000	400,000	10.50	October 26, 2023
300,000	300,000	11.25	October 26, 2023
300,000	300,000	12.00	October 26, 2023
9,678,500	9,678,500	7.65	January 29, 2024
6,967,650	6,967,650	12.45	June 4, 2024
17,646,150	17,646,150

LTIP stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity

The following table summarizes LTIP stock option activity during the year ended November 30, 2021 and 2020:

	Number of	Weighted Average
	Options	Exercise Price
		$
Balance outstanding, November 30, 2019	—	—
Issued	539,423	5.19
Cancelled and forfeited	(191)	5.19
Balance outstanding, November 30, 2020	539,232	5.19
Issued	50,000	10.41
Exercised	(49,059)	5.19
Cancelled and forfeited	(40,929)	5.19
Balance outstanding, November 30, 2021	499,244	5.71
Options exercisable, November 30, 2021	309,423	5.33

Summary of stock options outstanding and exercisable based on exercise price

18. SHARE CAPITAL AND RESERVES – continued

The following table summarizes the LTIP stock options outstanding and exercisable as at November 30, 2021:

Options outstanding	Options exercisable	Exercise price	Expiry date
		$
449,244	301,087	5.19	October 18, 2025
50,000	8,336	10.41	May 16, 2026
499,244	309,423

Summary of options granted by applying the weighted average assumptions at issuance

The Company used the Black-Scholes option pricing model to establish the fair value of LTIP options granted by applying the following weighted average assumptions at issuance:

	2021	2020
Average dividend per share	—	—
Average forecasted volatility	97%	111%
Average risk-free interest rate	0.95%	0.35%
Average expected life	5 years	5 years
Forfeiture rate	4.68%	5.52%
Fair value – weighted average of options issued	$2.52	$1.36

LTIP RSU and DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity

The following table summarizes LTIP RSU and DSU activity during the year ended November 30, 2021 and 2020:

	Number of RSUs	Weighted Average
	and DSUs	Issue Price of
		RSUs/DSUs
Balance outstanding, November 30, 2019	—
Granted	402,625	$5.19
Released and issued	(113,452)	$5.19
Balance outstanding, November 30, 2020	289,173	$5.19
Granted	92,870	$6.46
Released and issued	(169,156)	$5.36
Cancelled and forfeited	(13,116)	$5.19
Balance outstanding, November 30, 2021	199,771	$5.63

Summary of stock options outstanding and exercisable based on exercise price

The following table summarizes the LTIP RSUs and DSUs outstanding as at November 30, 2021:

RSUs and DSUs outstanding	Grant date
124,385	October 19, 2020
16,851	February 26, 2021
9,375	May 27, 2021
16,125	August 27, 2021
33,035	November 26, 2021
199,771

Legacy stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity

The following table summarizes legacy stock option activity during the year ended November 30, 2021 and 2020:

		Weighted Average
	Number of	Exercise Price
	Options	$
Balance outstanding, November 30, 2019	2,557,741	8.25
Exercised	(145,550)	2.25
Cancelled and forfeited	(136,250)	10.08
Balance outstanding, November 30, 2020	2,275,941	8.53
Exercised	(352,608)	5.35
Cancelled and forfeited	(205,827)	11.97
Expired	(179,486)	1.95
Balance outstanding, November 30, 2021	1,538,020	9.56
Options exercisable, November 30, 2021	1,340,332	9.12

Summary of stock options outstanding and exercisable based on exercise price

The following table summarizes the legacy stock options outstanding and exercisable as at November 30, 2021:

		Exercise price
Options outstanding	Options exercisable	$	Expiry date
100,000	100,000	3.21	July 9, 2023
561,384	561,384	5.85	October 13, 2023
250,000	208,334	12.63	May 26, 2024
588,303	445,058	12.96	July 14, 2024
38,333	25,556	8.37	October 14, 2024
1,538,020	1,340,332